Employee Benefit Expenses - Schedule of Employee Benefit Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Employee Benefit Expenses [Line Items]
Employee benefit expenses	$ 3,373	$ 2,295	$ 2,247
Salary, wages and bonus [Member]
Schedule of Employee Benefit Expenses [Line Items]
Employee benefit expenses	2,996	1,991	1,675
Allowance [Member]
Schedule of Employee Benefit Expenses [Line Items]
Employee benefit expenses	241	173	385
Severance [Member]
Schedule of Employee Benefit Expenses [Line Items]
Employee benefit expenses	105	100	164
Others [Member]
Schedule of Employee Benefit Expenses [Line Items]
Employee benefit expenses	$ 31	$ 31	$ 23